Share-based Payments - Board LTIP share awards 2020 (Details)	12 Months Ended
	Dec. 31, 2021 SEK (kr) EquityInstruments shares	Dec. 31, 2020 SEK (kr) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		2,575,586
Allotted Warrants, end of year	1,279,086
Share-based payments | kr	kr 24,737,000	kr 5,304,000
Provisions attributable to changes in social security costs (Share-based payments) | kr	9,992,000	3,164,000
Total cost | kr	kr 34,729,000	kr 8,468,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	3,000,000
Board LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	31,371
Change		31,371
Allotted Warrants, end of year	31,371	31,371
Fair Value at Grant Date | kr	kr 33.97
Share-based payments | kr	445,000	kr 267,000
Provisions attributable to changes in social security costs (Share-based payments) | kr	171,000	207,000
Total cost | kr	kr 616,000	kr 474,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	40,000
Board LTIP 2020 | Elmar Schnee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	14,063
Change		14,063
Allotted Warrants, end of year	14,063	14,063
Board LTIP 2020 | Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	4,327
Change		4,327
Allotted Warrants, end of year	4,327	4,327
Board LTIP 2020 | Lennart Hansson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	4,327
Change		4,327
Allotted Warrants, end of year	4,327	4,327
Board LTIP 2020 | Diane Parks
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	4,327
Change		4,327
Allotted Warrants, end of year	4,327	4,327
Board LTIP 2020 | Molly Henderson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	4,327
Change		4,327
Allotted Warrants, end of year	4,327	4,327